Mineral Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mineral Property, Plant and Equipment
Beginning balance	$ 32,969,000
Ending Balance	144,220,000	$ 32,969,000
Cost
Mineral Property, Plant and Equipment
Beginning balance	40,010,000	25,145,000
Additions	17,478,000	15,198,000
Transfer on purchase	(508,000)
Transfer from E&E assets on transition to development stage	104,005,000
Derecognition	(2,479,000)	(333,000)
Ending Balance	158,506,000	40,010,000
Accumulated depreciation
Mineral Property, Plant and Equipment
Beginning balance	(7,041,000)	(4,909,000)
Transfer on purchase	(508,000)
Derecognition	(1,713,000)	(268,000)
Ending Balance	(14,286,000)	(7,041,000)
Accumulated depreciation | G&A
Mineral Property, Plant and Equipment
Depreciation	859,000	392,000
Accumulated depreciation | E&E
Mineral Property, Plant and Equipment
Depreciation	8,607,000	2,008,000
Mineral Property
Mineral Property, Plant and Equipment
Ending Balance	57,063,000
Mineral Property | Cost
Mineral Property, Plant and Equipment
Transfer from E&E assets on transition to development stage	57,063,000
Ending Balance	57,063,000
Construction-In-Progress
Mineral Property, Plant and Equipment
Ending Balance	46,942,000
Construction-In-Progress | Cost
Mineral Property, Plant and Equipment
Transfer from E&E assets on transition to development stage	46,942,000
Ending Balance	46,942,000
Vehicles and Equipment
Mineral Property, Plant and Equipment
Beginning balance	3,560,000
Transfer on purchase	2,492,000
Ending Balance	8,543,000	3,560,000
Vehicles and Equipment | Cost
Mineral Property, Plant and Equipment
Beginning balance	4,923,000	2,615,000
Additions	3,250,000	2,304,000
Transfer on purchase	2,492,000	102,000
Derecognition		(98,000)
Ending Balance	10,665,000	4,923,000
Vehicles and Equipment | Accumulated depreciation
Mineral Property, Plant and Equipment
Beginning balance	(1,363,000)	(1,045,000)
Transfer on purchase		14,000
Derecognition		(81,000)
Ending Balance	(2,122,000)	(1,363,000)
Vehicles and Equipment | Accumulated depreciation | G&A
Mineral Property, Plant and Equipment
Depreciation		4,000
Vehicles and Equipment | Accumulated depreciation | E&E
Mineral Property, Plant and Equipment
Depreciation	759,000	381,000
Camp
Mineral Property, Plant and Equipment
Beginning balance	17,605,000
Ending Balance	16,549,000	17,605,000
Camp | Cost
Mineral Property, Plant and Equipment
Beginning balance	21,047,000	17,722,000
Additions	117,000	3,325,000
Ending Balance	21,164,000	21,047,000
Camp | Accumulated depreciation
Mineral Property, Plant and Equipment
Beginning balance	(3,442,000)	(2,509,000)
Ending Balance	(4,615,000)	(3,442,000)
Camp | Accumulated depreciation | E&E
Mineral Property, Plant and Equipment
Depreciation	1,173,000	933,000
Right-of-Use Assets
Mineral Property, Plant and Equipment
Beginning balance	9,152,000
Ending Balance	12,646,000	9,152,000
Right-of-Use Assets | Cost
Mineral Property, Plant and Equipment
Beginning balance	11,348,000	4,573,000
Additions	14,093,000	6,877,000
Transfer on purchase	(3,000,000)	(102,000)
Derecognition	(2,479,000)
Ending Balance	19,962,000	11,348,000
Right-of-Use Assets | Accumulated depreciation
Mineral Property, Plant and Equipment
Beginning balance	(2,196,000)	(1,189,000)
Transfer on purchase	(508,000)	(14,000)
Derecognition	(1,713,000)
Ending Balance	(7,316,000)	(2,196,000)
Right-of-Use Assets | Accumulated depreciation | G&A
Mineral Property, Plant and Equipment
Depreciation	666,000	338,000
Right-of-Use Assets | Accumulated depreciation | E&E
Mineral Property, Plant and Equipment
Depreciation	6,675,000	683,000
Other
Mineral Property, Plant and Equipment
Beginning balance	2,652,000
Ending Balance	2,477,000	2,652,000
Other | Cost
Mineral Property, Plant and Equipment
Beginning balance	2,692,000	235,000
Additions	18,000	2,692,000
Derecognition		(235,000)
Ending Balance	2,710,000	2,692,000
Other | Accumulated depreciation
Mineral Property, Plant and Equipment
Beginning balance	(40,000)	(166,000)
Derecognition		(187,000)
Ending Balance	(233,000)	(40,000)
Other | Accumulated depreciation | G&A
Mineral Property, Plant and Equipment
Depreciation	$ 193,000	50,000
Other | Accumulated depreciation | E&E
Mineral Property, Plant and Equipment
Depreciation		$ 11,000